Inventories - Breakdown of Provision for Losses Related to Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Net realizable value adjustment	R$ 15,243	R$ 21,402
Obsolescence and other losses	25,481	21,185
Provision for losses related to inventories	R$ 40,724	R$ 42,587	R$ 37,099	R$ 47,271